Stockholders' Equity (Reclassifications Out Of Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
(Gains)/Losses, Gross Amount	$ 8.8	$ 8.6
(Gains)/Losses, Tax	(0.5)	0.1
Net Amount	8.3	8.7
Changes In Benefit Plan Net Gain/(Loss) And Prior Service (Cost)/Credit [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
(Gains)/Losses, Gross Amount	(0.2)	1.3
(Gains)/Losses, Tax		0.1
Net Amount	(0.2)	1.4
Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
(Gains)/Losses, Gross Amount	8.4	8.4
Net Amount	8.4	8.4
Unrealized Net Gains (Losses) On Available For Sale Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
(Gains)/Losses, Gross Amount	1.3
(Gains)/Losses, Tax	(0.5)
Net Amount	0.8
Changes In Fair Values Of Derivatives Qualifying As Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
(Gains)/Losses, Gross Amount	(0.7)	(1.1)
Net Amount	$ (0.7)	$ (1.1)